UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22986

ETFS TRUST

(Exact name of registrant as specified in charter)

712 Fifth Avenue – 49th Floor

New York, New York 10019

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (844) 383-7289

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ETFS Trust
Semiannual Report

June 30, 2018

ETFS Bloomberg All Commodity Strategy K-1 Free ETF

ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF

ETFS Trust
Table of Contents

Consolidated Schedule of Portfolio Investments

ETFS Bloomberg All Commodity Strategy K-1 Free ETF

June 30, 2018 (Unaudited)

See accompanying notes to the consolidated financial statements.

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 98.6%

U.S. TREASURY OBLIGATIONS - 98.6%
U.S. Treasury Bills
1.69%, 8/9/2018(a)	26,780,000	26,728,623
1.76%, 8/16/2018(a)(b)	16,240,000	16,203,054
1.81%, 8/23/2018(a)	4,930,000	4,917,048
1.80%, 8/30/2018(a)	2,400,000	2,392,704
1.84%, 9/6/2018(a)	2,400,000	2,391,761
1.88%, 9/13/2018(a)(b)	7,300,000	7,272,245
1.89%, 9/20/2018(a)	41,800,000	41,626,298
1.96%, 10/18/2018(a)(b)	37,950,000	37,729,985
1.98%, 11/1/2018(a)	3,800,000	3,774,695
2.04%, 11/15/2018(a)(b)	42,500,000	42,179,290
1.99%, 11/23/2018(a)(b)	2,545,000	2,524,615
2.03%, 12/13/2018(a)	2,500,000	2,476,895
TOTAL U.S. TREASURY OBLIGATIONS (Cost $190,198,898)		190,217,213

Total Investments - 98.6% (Cost $190,198,898)		190,217,213
Other Assets Less Liabilities - 1.4%		2,717,769
Net Assets - 100.0%		192,934,982

(a)The rate shown was the current yield as of June 30, 2018.

(b)All or a portion of the security pledged as collateral for Futures Contracts.

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,606,517
Aggregate gross unrealized depreciation	(9,087,079)
Net unrealized depreciation	$(4,480,562)
Federal income tax cost of investment securities	$190,198,898

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments

ETFS Bloomberg All Commodity Strategy K-1 Free ETF (concluded)

June 30, 2018 (Unaudited)

Futures contracts outstanding as of June 30, 2018:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Contracts Purchased
Brent Crude Oil	216	7/2018	USD	17,113,680	715,040
LME Aluminum Base Metal(a)	153	7/2018	USD	8,277,300	(141,627)
LME Nickel Base Metal(a)	69	7/2018	USD	6,141,897	472,141
LME Zinc Base Metal(a)	69	7/2018	USD	4,987,838	(524,196)
100 oz Gold	171	8/2018	USD	21,451,950	(1,135,820)
Lean Hogs	138	8/2018	USD	4,220,040	(46,626)
Live Cattle	172	8/2018	USD	7,342,680	185,955
Natural Gas	555	8/2018	USD	16,100,550	(33,131)
NY Harbor ULSD	81	8/2018	USD	7,539,512	132,653
RBOB Gasoline	94	8/2018	USD	8,417,531	203,940
WTI Crude Oil	227	8/2018	USD	16,448,420	1,511,009
Coffee ‘C’	103	9/2018	USD	4,445,738	(147,861)
Copper	169	9/2018	USD	12,531,350	(1,335,191)
Corn	664	9/2018	USD	11,935,400	(799,919)
KC HRW Wheat	113	9/2018	USD	2,760,025	(388,267)
LME Aluminum Base Metal(a)	156	9/2018	USD	8,313,825	(643,442)
LME Nickel Base Metal(a)	70	9/2018	USD	6,255,690	(215,545)
LME Zinc Base Metal(a)	70	9/2018	USD	4,999,750	(594,058)
Silver	81	9/2018	USD	6,560,190	(306,231)
Sugar No. 11	398	9/2018	USD	5,460,560	(120,548)
Wheat	288	9/2018	USD	7,218,000	(525,745)
Soybean	233	11/2018	USD	10,252,000	(1,128,337)
Cotton No. 2	71	12/2018	USD	2,979,160	(303,896)
Soybean Meal	179	12/2018	USD	5,905,210	(487,140)
Soybean Oil	258	12/2018	USD	4,603,752	(208,001)
					(5,864,843)
Contracts Sold
LME Aluminum Base Metal(a)	(153)	7/2018	USD	(8,277,300)	595,086
LME Nickel Base Metal(a)	(69)	7/2018	USD	(6,141,897)	219,976
LME Zinc Base Metal(a)	(69)	7/2018	USD	(4,987,838)	550,904
					1,365,966
					(4,498,877)

(a)London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. The net unrealized depreciation on these contracts is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities. See Note 2.

Cash collateral in the amount of $28,368,990 was pledged to cover margin requirements for open futures contracts as of June 30, 2018.

Abbreviations

USDUS Dollar

Commodity Allocation Summary*
Energy	34.0%
Agriculture	28.9%
Base Metals	16.6%
Precious Metals	14.5%
Livestock	6.0%
100.0%

*Expressed as a percentage of net notional value of the Fund’s commodity futures contracts.

Consolidated Schedule of Portfolio Investments

ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

June 30, 2018 (Unaudited)

See accompanying notes to the consolidated financial statements.

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 84.6%

U.S. TREASURY OBLIGATIONS - 84.6%
U.S. Treasury Bills
1.82%, 8/30/2018(a)	500,000	498,480
1.84%, 9/6/2018(a)	1,300,000	1,295,537
2.08%, 12/20/2018(a)	450,000	445,674
2.05%, 12/27/2018(a)	1,100,000	1,088,823
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,328,372)		3,328,514

Total Investments - 84.6% (Cost $3,328,372)		3,328,514
Other Assets Less Liabilities - 15.4%		604,289
Net Assets - 100.0%		3,932,803

(a)The rate shown was the current yield as of June 30, 2018.

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$149,003
Aggregate gross unrealized depreciation	(293,240)
Net unrealized depreciation	$(144,237)
Federal income tax cost of investment securities	$3,328,372

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments

ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (continued)

June 30, 2018 (Unaudited)

Futures contracts outstanding as of June 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation ($)
Contracts Purchased
LME Aluminum Base Metal(a)	6	7/2018	USD	324,600	(11,700)
LME Nickel Base Metal(a)	3	7/2018	USD	267,039	39,583
LME Zinc Base Metal(a)	2	7/2018	USD	144,575	(23,992)
LME Aluminum Base Metal(a)	5	9/2018	USD	266,469	1,818
LME Nickel Base Metal(a)	2	9/2018	USD	178,734	16,343
LME Zinc Base Metal(a)	2	9/2018	USD	142,850	(18,479)
Natural Gas	11	10/2018	USD	324,390	13,571
NY Harbor ULSD	2	10/2018	USD	187,135	3,827
RBOB Gasoline	2	10/2018	USD	167,252	2,996
WTI Crude Oil	5	10/2018	USD	350,800	6,782
Brent Crude Oil	4	11/2018	USD	310,800	10,709
LME Aluminum Base Metal(a)	3	11/2018	USD	160,369	(12,847)
LME Nickel Base Metal(a)	1	11/2018	USD	89,649	5,653
LME Zinc Base Metal(a)	1	11/2018	USD	71,100	(5,730)
Soybean	5	11/2018	USD	220,000	(39,583)
100 oz Gold	3	12/2018	USD	379,890	(27,931)
Coffee ‘C’	2	12/2018	USD	88,913	(5,127)
Copper	4	12/2018	USD	298,800	(14,989)
Corn	14	12/2018	USD	259,875	(32,881)
Cotton No. 2	1	12/2018	USD	41,960	2,711
KC HRW Wheat	2	12/2018	USD	51,150	(6,496)
Lean Hogs	3	12/2018	USD	65,460	(5,982)
Live Cattle	4	12/2018	USD	181,920	3,594
Silver	2	12/2018	USD	163,160	(5,132)
Soybean Meal	4	12/2018	USD	131,960	(14,346)
Soybean Oil	5	12/2018	USD	89,220	(8,198)
Wheat	6	12/2018	USD	155,025	(9,124)
Sugar No. 11	8	2/2019	USD	116,032	(1,960)
					(136,910)
Contracts Sold
LME Aluminum Base Metal(a)	(6)	7/2018	USD	(324,600)	(3,994)
LME Nickel Base Metal(a)	(3)	7/2018	USD	(267,039)	(29,944)
LME Zinc Base Metal(a)	(2)	7/2018	USD	(144,575)	16,958
LME Aluminum Base Metal(a)	(5)	9/2018	USD	(266,469)	9,393
LME Nickel Base Metal(a)	(2)	9/2018	USD	(178,734)	(14,803)
LME Zinc Base Metal(a)	(2)	9/2018	USD	(142,850)	14,921
					(7,469)
					(144,379)

(a)London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. The net unrealized depreciation on these contracts is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities. See Note 2.

Cash collateral in the amount of $593,626 was pledged to cover margin requirements for open futures contracts as of June 30, 2018.

Abbreviations

USDUS Dollar

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments

ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (concluded)

June 30, 2018 (Unaudited)

Commodity Allocation Summary*
Energy	34.3%
Agriculture	29.6%
Base Metals	15.9%
Precious Metals	13.9%
Livestock	6.3%
100.0%

*Expressed as a percentage of net notional value of the Fund’s commodity futures contracts.

Consolidated Schedule of Portfolio Investments

ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF

June 30, 2018 (Unaudited)

See accompanying notes to the consolidated financial statements.

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 82.4%

U.S. TREASURY OBLIGATIONS - 82.4%
U.S. Treasury Bills
1.84%, 9/6/2018(a)	720,000	717,528
1.84%, 10/4/2018(a)	1,300,000	1,293,518
1.92%, 10/11/2018(a)	250,000	248,651
2.05%, 11/15/2018(a)	850,000	843,586
2.08%, 12/20/2018(a)	500,000	495,193
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,598,297)		3,598,476

Total Investments - 82.4% (Cost $3,598,297)		3,598,476
Other Assets Less Liabilities - 17.6%		770,422
Net Assets - 100.0%		4,368,898

(a)The rate shown was the current yield as of June 30, 2018.

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,142
Aggregate gross unrealized depreciation	(174)
Net unrealized appreciation	$118,968
Federal income tax cost of investment securities	$3,598,297

Futures contracts outstanding as of June 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation ($)
Contracts Purchased
Natural Gas	37	10/2018	USD	1,091,130	44,638
NY Harbor ULSD	6	10/2018	USD	561,406	7,812
RBOB Gasoline	6	10/2018	USD	501,757	5,846
WTI Crude Oil	15	10/2018	USD	1,052,400	20,196
Brent Crude Oil	15	11/2018	USD	1,165,500	40,297
					118,789

Cash collateral in the amount of $545,739 was pledged to cover margin requirements for open futures contracts as of June 30, 2018.

Abbreviations

USDUS Dollar

Commodity Allocation Summary*
Crude Oil	50.7%
Natural Gas	25.0%
Heating Oil	12.8%
Gasoline	11.5%
100.0%

*Expressed as a percentage of net notional value of the Fund’s commodity futures contracts.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	ETFS Bloomberg All Commodity Strategy K-1 Free ETF	ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF
ASSETS:
Investments, at cost	$190,198,898	$3,328,372	$3,598,297
Investments, at value	190,217,213	3,328,514	3,598,476
Cash	287,957	1,109,425	25,614
Segregated cash balances with brokers for futures contracts	28,368,990	593,626	545,739
Deposits with broker for futures contracts	—	9,685	202,988
Total Assets	218,874,160	5,041,250	4,372,817
LIABILITIES:
Payable for investments purchased	—	1,088,638	—
Advisory fees payable	133,214	2,989	3,919
Payable for variation margin on futures contracts	25,525,203	—	—
Payable for unsettled open futures contracts	280,761	16,820	—
Total Liabilities	25,939,178	1,108,447	3,919
NET ASSETS	$192,934,982	$3,932,803	$4,368,898
NET ASSETS CONSIST OF:
Paid in Capital	$192,458,768	$3,813,136	$3,719,084
Accumulated undistributed net investment income (loss)	1,132,425	31,770	23,151
Accumulated net realized gains (losses) on investments	3,824,351	232,134	507,695
Net unrealized appreciation (depreciation) on:
Investments	18,315	142	179
Futures contracts	(4,498,877)	(144,379)	118,789
NET ASSETS	$192,934,982	$3,932,803	$4,368,898
Shares (unlimited number of shares authorized, no par value)	7,900,001	150,001	150,001
Net Asset Value	$24.42	$26.22	$29.13

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

	ETFS Bloomberg All Commodity Strategy K-1 Free ETF	ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF
INVESTMENT INCOME:
Interest	$1,349,974	$38,890	$30,593
Total Investment Income	1,349,974	38,890	30,593

EXPENSES:
Advisory fees (Note 4)	257,614	8,548	8,871
Total Expenses before Adjustments	257,614	8,548	8,871
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(30,034)	(1,428)	(1,408)
Total Net Expenses after Adjustments	227,580	7,120	7,463
Net Investment Income (Loss)	1,122,394	31,770	23,130

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Transactions in investment securities	(68,814)	(2,863)	(1,234)
Expiration or closing of futures contracts	3,896,092	234,997	508,929
Net realized gain (loss)	3,827,278	232,134	507,695

Net change in unrealized appreciation (depreciation) from:
Investments in securities	41,858	1,302	1,262
Futures contracts	(6,181,187)	(273,411)	61,145
Net change in net unrealized appreciation (depreciation)	(6,139,329)	(272,109)	62,407
Net realized and unrealized gain (loss)	(2,312,051)	(39,975)	570,102
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,189,657)	$(8,205)	$593,232

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Changes in Net Assets

For the Periods Indicated

	ETFS Bloomberg All Commodity Strategy K-1 Free ETF		ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
	Six Months Ended June 30, 2018 (Unaudited)	March 30, 2017* through December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	March 30, 2017* through December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,122,394	$289,586	$31,770	$5,165
Net realized gain (loss)	3,827,278	3,724,758	232,134	8,940
Net change in net unrealized appreciation/depreciation	(6,139,329)	1,658,767	(272,109)	127,872
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,189,657)	5,673,111	(8,205)	141,977

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(3,868,297)	—	(2,662)
Net realized gains on investments	—	(269)	—	(79)
Total distributions	—	(3,868,566)	—	(2,741)

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	132,780,365	92,554,283	3,965,394	4,978,976
Cost of shares redeemed	(17,001,435)	(16,013,119)	(3,930,062)	(1,212,536)
Net Increase (Decrease) in net assets resulting from capital transactions	115,778,930	76,541,164	35,332	3,766,440
Total Increase (Decrease) in net assets	114,589,273	78,345,709	27,127	3,905,676

NET ASSETS:
Beginning of period	$78,345,709	$—	$3,905,676	$—
End of period	$192,934,982	$78,345,709	$3,932,803	$3,905,676
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,132,425	$10,031	$31,770	$—

SHARE TRANSACTIONS:
Beginning of period	3,200,001	—	150,001	—
Issued	5,400,000	3,850,001	150,000	200,001
Redeemed	(700,000)	(650,000)	(150,000)	(50,000)
Shares outstanding, end of period	7,900,001	3,200,001	150,001	150,001

*Commencement of investment operations.

(a)Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Changes in Net Assets

For the Periods Indicated

	ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF
	Six Months Ended June 30, 2018 (Unaudited)	March 30, 2017* through December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$23,130	$1,257
Net realized gain (loss)	507,695	324,676
Net change in net unrealized appreciation/depreciation	62,407	56,561
Net Increase (Decrease) in Net Assets Resulting from Operations	593,232	382,494

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(261,689)
Total distributions	—	(261,689)

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,560,660	3,679,396
Cost of shares redeemed	(1,317,940)	(1,267,255)
Net Increase (Decrease) in net assets resulting from capital transactions	1,242,720	2,412,141
Total Increase (Decrease) in net assets	1,835,952	2,532,946

NET ASSETS:
Beginning of period	$2,532,946	$—
End of period	$4,368,898	2,532,946
Accumulated undistributed net investment income (loss) included in end of period net assets	$23,151	21

SHARE TRANSACTIONS:
Beginning of period	100,001	—
Issued	100,000	150,001
Redeemed	(50,000)	(50,000)
Shares outstanding, end of period	150,001	100,001

See accompanying notes to the consolidated financial statements.

Consolidated Financial Highlights

For the Periods Indicated

	Selected Data For A Share Outstanding Throughout The Periods Indicated
	Per Share Operating Performance
	Investment Operations
	Net asset value, beginning of period	Net investment income (loss) (c)	Net realized and unrealized gains (losses) on investments		Total from investment operations
ETFS Bloomberg All Commodity Strategy K-1 Free ETF
Six Months ended June 30, 2018 (Unaudited)	$24.48	$0.18	$(0.24)		$(0.06)
March 30, 2017* through December 31, 2017	25.00	0.13	0.58		0.71
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Six Months ended June 30, 2018 (Unaudited)	26.04	0.17	0.01	(h)	0.18
March 30, 2017* through December 31, 2017	25.00	0.03	1.03		1.06
ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF
Six Months ended June 30, 2018 (Unaudited)	25.33	0.16	3.64		3.80
March 30, 2017* through December 31, 2017	25.00	0.01	2.06		2.07

*Commencement of investment operations.

(a)Not annualized for periods less than one year.

(b)Annualized for periods less than one year.

(c)Per share net investment income (loss) has been calculated using the average daily shares method.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(g)Per share amount is less than $0.005.

(h)The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See accompanying notes to the consolidated financial statements.

Selected Data For A Share Outstanding Throughout The Periods Indicated
Per Share Operating Performance							Ratios/Supplemental Data
Distributions					Total Return (a)		Ratios To Average Net Assets (b)				Supplemental Data
Net investment income	Net realized gains		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (a)(f)

$—	$—		$—	$24.42	(0.25)%	(0.33)%	0.33%	0.29%	1.39%	1.43%	$192,935	—%
(1.23)	—	(g)	(1.23)	24.48	3.05	3.09	0.36	0.32	0.66	0.70	78,346	—

—	—		—	26.22	0.69	1.83	0.35	0.29	1.23	1.29	3,933	—
(0.02)	—	(g)	(0.02)	26.04	4.24	3.08	0.78	0.72	0.13	0.19	3,906	—

—	—		—	29.13	15.00	13.63	0.46	0.39	1.13	1.20	4,369	—
(1.74)	—		(1.74)	25.33	8.66	8.88	0.92	0.85	(0.03)	0.05	2,533	—

Notes to Consolidated Financial Statements

June 30, 2018 (Unaudited)

1. Organization

ETFS Trust (the “Trust”) was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust currently consists of five series (collectively, the “Funds” or, individually, a “Fund”): ETFS Bloomberg All Commodity Strategy K-1 Free ETF, ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF, ETFS Bloomberg Agriculture Commodity Strategy K-1 Free ETF, ETFS Bloomberg Energy Commodity Strategy K-1 Free ETF and ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each of the ETFS Bloomberg All Commodity Strategy K-1 Free ETF, ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF commenced investment operations on March 30, 2017. The ETFS Bloomberg Agriculture Commodity Strategy K-1 Free ETF and ETFS Bloomberg Energy Commodity Strategy K-1 Free ETF have not commenced investment operations.

Each Fund is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of its relevant index. Each Fund is not an index tracking exchange traded fund and is not required to invest in all components of the index. However, each Fund will generally seek to hold similar interests to those included in the index and will seek exposure to many of the commodities included in the index under the same futures rolling schedule as the index.

Basis of Consolidation:

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Funds include the accounts of ETFS All Commodity Fund Limited, a wholly-owned controlled foreign corporation of the ETFS Bloomberg All Commodity Strategy K-1 Free ETF, ETFS All Commodity Longer Dated Fund Limited, a wholly-owned controlled foreign corporation of the ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and ETFS Energy Longer Dated Fund Limited, a wholly-owned controlled foreign corporation of the ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF organized under the laws of the Cayman Islands (together, the “Subsidiaries” and, each, a “Subsidiary”). All intercompany balances and transactions have been eliminated in consolidation. The commencement date of each of the Subsidiaries was March 30, 2017.

Under normal market conditions, each Fund intends to invest in exchange traded commodity futures contracts through the Subsidiary. As a means to provide investment returns that are highly correlated to those of the index, the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles (such as exchange traded funds and other investment companies), swaps and exchange traded options on futures contracts, to the extent permitted under the 1940 Act and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange traded commodities futures contracts, “Commodities Instruments”). Each Fund may invest up to 25% of its total assets in the Subsidiary. At June 30, 2018, the net assets of the ETFS All Commodity Fund Limited were $33,488,835, which was 17.4% of the net assets of ETFS Bloomberg All Commodity Strategy K-1 Free ETF. The net assets of the ETFS All Commodity Longer Dated Fund Limited were $586,457, which was 14.9% of the net assets of ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF. The net assets of the ETFS Energy Longer Dated Fund Limited were $748,400, which was 17.1% of the net assets of ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF.

Each Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in the respective Subsidiary. Each Fund’s investment in the respective Subsidiary is intended to enable each Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as each Fund, which limit the ability of investment companies to invest directly in commodity futures contracts. Each Fund and its respective Subsidiary have the same investment objective. However, the Subsidiaries may invest without limitation in the Commodities Instruments.

The remainder of each Fund’s assets that are not invested in its Subsidiary will principally invest in: (1) short-term investment grade fixed-income securities that include U.S. government securities and money market instruments; and (2) cash and other cash equivalents. Each Fund will use such instruments to generate a total return and to provide liquidity, serve as margin or otherwise collateralize investment in Commodity Instruments.

Notes to Consolidated Financial Statements (continued)

June 30, 2018 (Unaudited)

2. Summary of Significant Accounting Policies

The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation:

The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.

In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less generally are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.

In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Funds’ investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

•Level 1 — Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Consolidated Financial Statements (continued)

June 30, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The Funds disclose transfers between levels based on valuations at the end of the reporting period. For each of the Funds, there were no transfers between levels during the period ended June 30, 2018 and there were no Level 3 investments held for the period ended June 30, 2018.

The following is a summary of the valuations as of June 30, 2018, for each Fund based upon the three levels defined above.

	Level 1	Level 2	Total
	Futures Contracts*	U.S. Treasury Obligations	Investment Securities	Other Financial Instruments - Futures Contracts*
ETFS Bloomberg All Commodity Strategy K-1 Free ETF	$(4,498,877)	190,217,213	190,217,213	$(4,498,877)
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	(144,379)	3,328,514	3,328,514	(144,379)
ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF	118,789	3,598,476	3,598,476	118,789

*These investments are recorded in the consolidated financial statements at the unrealized gain or loss on the investment.

Money Market Instruments

Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises and such obligations may be short-, intermediate- or long-term. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Derivatives

Each Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Funds’ use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Funds must “set aside” liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Funds must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. Each Fund reserves the right to modify these policies in the future.

Notes to Consolidated Financial Statements (continued)

June 30, 2018 (Unaudited)

Commodity Futures

Each Fund may, through the Subsidiary, invest in exchange traded commodity futures contracts as part of its principal investment strategies. Commodity futures contracts are an agreement to buy or sell a certain amount of a commodity at a specific price on a specific date (their expiry) which are negotiated and traded on futures exchanges. Commodity futures contracts are generally based upon commodities within the following commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock.

Commodity futures contracts are traded on futures exchanges which provide a central marketplace to negotiate and transact futures contracts, a clearing corporation to process trades and a secondary market. Commodity futures exchanges provide standardization with regards to certain key features such as expiry dates, contract sizes and terms and conditions of delivery. Commodity futures exchanges set a maximum permissible price movement either up or down during a single trading day and when this limit has been reached, no trades may be placed that day at a price beyond that limit. Exchanges may also impose position limit rules limiting the value or number of contracts in one commodity that may be held by one market participant to ensure that the amount of futures contracts that any one party may hold in a particular commodity at any point in time to ensure that no one participant can control a significant portion of the market in a particular commodity.

More commonly, as futures contracts near expiry, they are often replaced with a later dated contract in a process known as “rolling”. For more information on “rolling” refer to the “Roll Yield” section in Note 12.

Commodity futures contract prices are generally comprised of the price of the relevant commodity as well as the costs of storing the physical commodity. Storage costs include (i) the time value of money invested in the physical commodity, (ii) plus the costs of storing the commodity, (iii) less any benefits of owning the physical commodity not obtained by the holder of a futures contract (the “convenience yield”).

Due to the volatility of commodity futures and the risk of credit risk exposure to the counterparty to the contract, commodity futures exchanges each have clearing corporations which act as counterparty to all contracts by either buying or selling directly to the market participants. This means that when each Subsidiary purchases or sells commodity futures contracts, their obligations will be to the clearing house and it will be the clearing house that is obliged to satisfy the Subsidiaries’ rights under a commodity futures contract.

To ensure a party to a futures contract fulfils its obligations to the clearing house, all participants are required to post and maintain a level of collateral (the collateral is known as “margin”). An exchange will set the margin requirements for the contracts which trade there and these can be modified by the terms of the futures contract. Margin requirements range upward from less than 5% of the value of the futures contract being traded. Margin requirements can be offset by other opposing futures transactions, in which situation margin payments will continue to be required.

When the price of a particular futures contract increases (in the case of a sale) or decreases (in the case of a purchase) and any loss on the futures contract indicates that the margin already held does not satisfy margin requirements, further margin must be posted. Conversely, if there is a favorable price change in the futures contract any excess margin may be removed from the relevant deposit account. Any gain or loss on London Metal Exchange (“LME”) futures contracts is not realized until their respective maturity dates. At period end, the net unrealized appreciation and depreciation on LME futures contracts is shown as receivable for unsettled open futures contracts on the Consolidated Statements of Assets and Liabilities. Any margin deposited by a Subsidiary should earn interest income.

SEC guidance sets out certain requirements with respect to coverage of futures positions by registered investment companies which each Fund and each Subsidiary will comply with. This includes, in certain circumstances, the need to segregate cash or liquid securities on its books and records and to engage in other appropriate measures to ensure its obligations under particular futures or derivative contracts are covered. Cash settled futures contracts will require a Fund to segregate liquid assets in an amount equal to its daily mark-to-market (net) obligation under that contract. Any securities held in a segregated account or otherwise earmarked for these purposes may not be sold while a Fund maintains the relevant position, unless they are replaced with other permissible assets. Each Fund may also purchase put options as a means of covering its investments if they are on the same futures contract and their strike price is as high, or higher, than the price of the relevant contracts. Each Subsidiary may not enter into futures positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

Notes to Consolidated Financial Statements (continued)

June 30, 2018 (Unaudited)

For the period ended June 30, 2018, the quarterly average notional value of the Futures Contracts held by the Funds was as follows:

	ETFS Bloomberg All Commodity Strategy K-1 Free ETF	ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF
Average Notional Value Purchased	$159,300,460	$5,914,234	$3,588,125
Average Notional Value Sold	10,994,245	1,131,583	—

The following table indicates the location of derivative instruments on the Consolidated Statements of Assets and Liabilities as well as the effect of derivative instruments on the Consolidated Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of June 30, 2018
Fund	Derivative Risk Type	Derivatives not accounted for as Hedging instruments under ASC 815	Location	Assets Value*	Liabilities Value*
	Commodity	Futures Contracts	Consolidated Statements of Assets and Liabilities
ETFS Bloomberg All Commodity Strategy K-1 Free ETF				$4,586,704	$(9,085,581)
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF				148,859	(293,238)
ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF				118,789	—

*Includes cumulative appreciation (depreciation) on futures contracts as reported on the Consolidated Schedules of Portfolio Investments.

The Effect of Derivative Instruments on the Consolidated Statements of Operations as of June 30, 2018
Fund	Derivative Risk Type	Derivatives not accounted for as Hedging instruments under ASC 815	Net Realized Gain (Loss) on Futures Contracts	Change in Unrealized Appreciation (Depreciation) on Futures Contracts
	Commodity	Futures Contracts
ETFS Bloomberg All Commodity Strategy K-1 Free ETF			$3,896,092	$(6,181,187)
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF			234,997	(273,411)
ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF			508,929	61,145

Taxes and Distributions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to its shareholders. Accordingly, no federal income tax provision is required in the financial statements.

The Subsidiaries are exempted Cayman investment companies and as such are not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiaries are controlled foreign corporations not subject to U.S. income taxes. As wholly-owned controlled foreign corporations, the Subsidiaries’ net income and capital gains, if any, will be included each year in the Funds’ investment company taxable income.

Notes to Consolidated Financial Statements (continued)

June 30, 2018 (Unaudited)

The Board oversees management of the Funds. As of June 30, 2018, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds pay out dividends and distribute net capital gains, if any, to shareholders at least annually. Ordinarily, dividends from net investment income, if any, are declared and paid annually by each Fund. Each Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. These distributions may be taxed as ordinary income or capital gains.

3. Investment Transactions and Related Income and Expenses

Throughout the reporting period, investment transactions are recorded on trade date.

Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

4. Transactions with Related Parties, Investment Advisory Fees

Under the terms of the Trust’s Investment Advisory Agreement (the “Advisory Agreement”), ETF Securities Advisors LLC (the “Advisor”) is subject to the supervision of the Board and will be responsible for the day-to-day business of the Trust, including the day-to-day management of risk of the Funds in accordance with each Fund’s investment objectives and policies. As compensation for its advisory services and assumption of each Fund’s expenses, the Advisor is entitled to a management fee, computed daily and payable monthly, at an annual rate of 0.29% (ETFS Bloomberg All Commodity Strategy K-1 Free ETF), 0.29% (ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF), and 0.39% (ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF) of average daily net assets of each Fund and its Subsidiary. Vident Investment Advisory, LLC (the “Sub-Advisor”) serves as the sub-advisor to the Funds and Subsidiaries.

On April 27, 2018, Aberdeen Asset Management Inc. (“Aberdeen”) acquired the membership interests of the Advisor, (the “Transaction”). As discussed in the Board Approval of Investment Advisory Agreement section of this Semiannual Report, in order for the Advisor to continue to serve as the investment advisor to the Funds, among other approvals, the Board approved an Interim Advisory Agreement between the Advisor and the Trust, on behalf of the Funds. The Interim Advisory Agreement is effective until the earlier of 150 days from the close of the Transaction or the date of shareholder approval of the New Advisory Agreement. Under the terms of the Interim Advisory Agreement, the management fee paid to the Advisor will be held in escrow until shareholder approval of the New Advisory Agreement is obtained.

The Advisor pays most of the expenses of the Funds, including the cost of the Sub-Advisor, transfer agency, custody, fund administration, Independent Trustees and all other non-distribution related services necessary for the Funds to operate (“Covered Expenses”). Covered Expenses do not include the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, legal fees or expenses in connection with litigation or arbitration, extraordinary expenses, taxes, fees related to securities lending and distribution expenses paid by the Funds under their Rule 12b-1 Plans.

The Advisor has contractually agreed to waive the management fees that it receives from the Funds in an amount equal to the management fees paid to the Advisor by the Subsidiaries. This undertaking will continue in effect for so long as the Funds invest in the Subsidiaries and may be terminated only with the approval of the Board, except that it would terminate automatically if the Advisory Agreement with the Trust terminates.

Notes to Consolidated Financial Statements (continued)

June 30, 2018 (Unaudited)

5. Administration Fees

JPMorgan Chase Bank, N.A. (the “Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

Each of the three Independent Trustees is paid quarterly an aggregate fee consisting of a $25,000 annual retainer, plus expenses, for his or her services as a Trustee of the Trust and as a member of any Board committees. These fees and expenses are Covered Expenses as defined above.

8. Distribution and Service Plan

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9). Each Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which payment of up to 0.25% of average daily net assets may be made. However, no such fee is currently paid by the Funds.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares. Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transaction may be subject to customary commission rates imposed by the broker-dealer. Information related to share transactions for each Fund during the reporting period is presented on the Consolidated Statements of Changes in Net Assets. The Funds each offer one class of shares, which has no front end sales load, no deferred sales charge and no redemption fee.

A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. Each Fund may adjust the transaction fee from time to time. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

Fund	Transaction Fee	Maximum Transaction Fee
ETFS Bloomberg All Commodity Strategy K-1 Free ETF	$250	2%
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	$250	2%
ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF	$250	2%

10. Investment Transactions

For the period ended June 30, 2018, there were no costs associated with securities purchased or proceeds from sales of securities as all of the operational Funds were invested in short-term securities only.

Notes to Consolidated Financial Statements (continued)

June 30, 2018 (Unaudited)

11. In-Kind Transactions

Each Fund may deliver its investment securities in exchange for the redemption of shares (redemptions-in-kind). Cash and securities can be transferred for redemptions at fair value. For financial reporting purposes, each Fund records net realized gains and losses in connection with each transaction. Each Fund may also receive securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended June 30, 2018, there were no in-kind transactions.

12. Principal Risks

The Funds’ investments are subject to a variety of risks that may cause the Funds’ net asset values to fluctuate over time. Therefore, the value of an investment in a Fund could decline and an investor could lose money. Also, there is no assurance that the Advisor or the Sub-Advisor will achieve the Funds’ objectives.

An investment is subject to the following risks:

• Authorized Participants

The Funds have entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or for any reason be unable to create or redeem shares of the Funds and new Authorized Participants not appointed in their place, shares of the Funds may trade at a discount to that Fund’s net asset value and possibly face delisting.

• Cash Redemption Risk

Each Fund expects to effect its creations and redemptions primarily for cash due to the nature of its investments. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. This may cause the Funds to recognize investment income and/or capital gains that it might not have recognized if it had made a redemption in-kind. As a result, the Funds may be less tax efficient and may have to pay out higher annual distributions than if the in-kind redemption process was used. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of a Fund on an exchange.

• Cayman Subsidiary

Changes in the laws of the United States (where the Funds are organized) and/or the Cayman Islands (where each Subsidiary is incorporated) could prevent a Fund and/or the relevant Subsidiary from operating as described in the Prospectus and the SAI and could negatively affect a Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on each Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require a Subsidiary to pay Cayman Islands taxes, this could lead to a decrease in the NAV of the Fund.

• Commodity Pool Regulatory Risk

Each Fund is deemed to be a commodity pool due to its investment exposure to commodity futures contracts and is subject to regulation under the Commodity Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules as well as the regulatory scheme applicable to registered investment companies. The Advisor is registered as a commodity pool operator (“CPO”) and the Sub-Advisor is registered as a commodity trading advisor (“CTA”). Registration as a CPO and CTA imposes additional compliance obligations on the Advisor, the Sub-Advisor, and each Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. These requirements are also subject to change at any time.

• Commodity Price Risk

The NAV of a Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts as explained in “Roll Yield” below.

Notes to Consolidated Financial Statements (continued)

June 30, 2018 (Unaudited)

Prices of commodity futures contracts fluctuate widely and have in the past experienced periods of extreme volatility and this may be affected by:

•commodity prices generally;

•trading activities on the exchanges upon which they trade, which might be impacted by the liquidity in the futures contracts; and

•trading activity specific to particular futures contract(s) and maturities.

• Energy Sector Risk

Through its exposure to energy commodities, the ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF is subject to the risks of the energy sector. The energy sector and energy futures contract prices may be adversely affected by changes to or trends that affect commodity prices, the imposition of import controls, and government regulations related to environmental protection, health and safety. Markets for various energy commodities may experience significant volatility, and are subject to control or manipulation by large producers or purchasers. In addition, companies in the energy sector and energy futures contract prices may be impacted by world events, economic conditions, energy supply and demand, commodity price volatility, labor relations, technological developments, competition from alternative energy sources, weather, natural disasters, and potential civil liabilities, such as environmental damage claims.

• Futures Contracts

The risk of loss in trading futures contracts in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not currently plan to use futures contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures contracts in a manner designed to limit its risk exposure to levels comparable to direct investment in stocks.

Utilization of futures by a Fund, through its Subsidiary, involves the risk of loss by the Subsidiary of margin deposits in the event of bankruptcy of a broker with whom the Subsidiary has an open position in the futures contract.

There is also liquidity risk that a particular future cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. If the Subsidiary encounters problems and it is not possible to close out the relevant positions, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. This could prevent a Subsidiary from being able to sell a security or make an investment at the optimum time or require it to sell that investment at a disadvantageous time. Due to liquidity risk in the underlying instruments, there is no assurance that any futures position can be sold or closed out at a time and price that is favorable to the Subsidiary.

Although it is intended that the Subsidiaries will only enter into futures contracts if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

• General Market Risk

An investment in the Funds should be made with an understanding that the value of each Fund’s assets may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular asset or issuer and changes in general economic or political conditions (see Commodity Price Risk). An investor in the Funds could lose money over short or long periods of time.

• Leverage Risk

Certain of the Funds’ investments in derivatives (through the Subsidiaries) may give rise to a form of economic leverage as changes in the value or level of the assets underlying those derivatives can result in an increase in the gains or losses on the investment held by the Funds which could lead to losses to the Funds of greater than the investment in the derivative instrument. The Funds and Subsidiaries will comply with SEC guidance which requires them to maintain segregated assets equal to the value of all such derivative investments but the impact of this economic leverage may cause the Fund to realize it positions in these or other portfolio investments to meet the associated obligations at a time when it may not be advantageous for the Fund to do so.

Notes to Consolidated Financial Statements (concluded)

June 30, 2018 (Unaudited)

• Roll Yield

The Funds, through the Subsidiaries, expect to invest in futures contracts which, as they near expiry, need to be replaced with later dated contracts in a process known as “rolling”. As the exchange traded futures contracts approach expiration, they will be sold prior to their expiry date and similar contracts that have a later expiry date are purchased. Thus, for example, a futures contract purchased and held in August may specify an October expiration. As time passes, the contract expiring in October may be replaced by a contract for delivery in November. Any difference between the price for the nearer delivery month contract and the price for distant month contract is known as a ‘roll yield’ and this can be either a positive amount or a negative amount. If the market for these contracts is (putting aside other considerations) in “backwardation”, which means that the prices are lower in the distant delivery months than in the nearer delivery months, the sale of the October contract would take place at a price that is higher than the price of the November contract, thereby creating a “roll yield”. While some of the contracts a Fund may hold have historically exhibited consistent periods of backwardation, backwardation may not exist at all times. Moreover, certain commodities, such as gold, have historically traded in “contango” markets. Contango markets are those in which the prices of contracts are higher in the distant delivery months than in the nearer delivery months. The absence of backwardation and presence of contango in a particular commodity market could result in negative “roll yields”, which could adversely affect the value of a Fund which holds the relevant futures contracts. However, the existence of contango (or backwardation) in a particular commodity market does not automatically result in negative (or positive) “roll yields”. The actual realization of a potential roll yield will be dependent upon the shape of the futures curve. The term ‘futures curve’ refers to the relationship between the price of futures contracts over different futures contract maturity dates when plotted in a graph. If the relevant part of the commodity futures curve is in backwardation — a downward sloping futures curve — then, all other factors being equal, the price of a product or index holding that future will tend to rise over time as lower futures prices converge to higher spot prices. The opposite effect would occur for contango.

• U.S. Government Securities

U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed-income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

13. Indemnifications

Under the Trust’s organizational documents, the Trustees (and its directors, employees and agents) and the Advisor (and its members, managers, directors, officers, employees and affiliates) are indemnified by the Trust against any liability, cost or expense it incurs without gross negligence, bad faith or willful misconduct on its part and without reckless disregard on its part of its obligations and duties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Funds expect the risk of loss to be remote.

14. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there were no material subsequent events requiring adjustment to or disclosure in these consolidated financial statements.

ETFS Trust

Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2018.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2018.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 06/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
ETFS Bloomberg All Commodity Strategy K-1 Free ETF
Actual	$1,000.00	$997.50	$1.44	0.29%
Hypothetical	$1,000.00	$1,023.36	$1.45	0.29%
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Actual	$1,000.00	$1,006.90	$1.44	0.29%
Hypothetical	$1,000.00	$1,023.36	$1.45	0.29%
ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF
Actual	$1,000.00	$1,150.00	$2.08	0.39%
Hypothetical	$1,000.00	$1,022.86	$1.96	0.39%

*Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

ETFS Trust

Board Approval of Investment Advisory Agreement (Unaudited)

Pursuant to Section 15(c) of the 1940 Act, a fund’s investment advisory agreement must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (“independent trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees of the Trust, a majority of which consists of Independent Trustees, met at a special in-person meeting held on April 23, 2018 (the “Meeting”) to evaluate, among other things, the proposed acquisition of the membership interests of the Advisor by Aberdeen Asset Management, Inc. (“Aberdeen”) (the “Transaction”), including its impact on the Funds, and to determine whether approving the New Advisory Agreement, Interim Advisory Agreement, and New Sub-Advisory Agreement (each an “Advisory Agreement” and, collectively, the “Advisory Agreements”) was in the best interests of Fund Shareholders.

In preparation for the Meeting, the Trustees requested that the Advisor and Sub-Advisor (together, the “Advisors”) furnish information necessary to evaluate the terms of the Advisory Agreements. The Trustees used this information to help them decide whether to approve the Advisory Agreement. Before voting on the Advisory Agreements, the Board reviewed each Advisory Agreement with representatives of the Advisor, as well as counsel to the Trust, and received a memorandum from counsel to the Trust discussing the legal standards for their consideration of each agreement. The Independent Trustees also discussed the Advisory Agreements in an executive session with counsel to the Trust at which no representatives of the Advisor or Aberdeen were present. In their consideration of the approval of the New Advisory Agreement and Interim Advisory Agreement, the Board reviewed materials furnished by the Advisor and Aberdeen, and communicated with senior representatives of the Advisor regarding its personnel, operations and financial condition. The Board considered the possible effects of the Transaction on each Fund and its Shareholders. In this regard, the Trustees spoke with representatives of the Advisor and Aberdeen during the Meeting and in private sessions to discuss the anticipated effects of the Transaction.

During the Meeting, the representatives of the Advisor indicated their belief, based on discussions with Aberdeen, that the Transaction would not adversely affect (i) the continued operation of the Funds; (ii) the current level of services provided by the professionals who currently manage the Funds; or (iii) the capabilities of the Sub-Advisor to continue to provide the same level of sub-advisory and other services to the Funds.

Approval of the Advisory Agreements

In evaluating whether to approve the Advisory Agreements for each Fund, the Board considered numerous factors, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisors under the Advisory Agreements; (ii) each Fund’s total expense ratio as well as the advisory fees to be paid by each Fund pursuant to the Advisory Agreements relative to the total expense ratios of and the advisory fees charged by a comparable group of funds with similar investment strategies (“peer funds”); (iii) the costs of the services to be provided to each Fund and the anticipated profits to be realized by the Advisors (and their affiliates) from their relationships with each Fund; (iv) the extent to which economies of scale would be realized by Shareholders as each Fund’s assets increase and whether a Fund’s advisory fees enable its investors to share in the benefits of economies of scale, if any; (v) the investment performance of each Fund relative to that of its benchmark index as well as the performance of its peer funds; and (vi) any additional benefits (such as soft dollars, if any) received by the Advisor and its affiliates; (vii) the Advisor’s compliance program; and (viii) any other considerations deemed relevant by the Board. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreements, and individual Trustees may have given different weight to various factors.

The discussion immediately below outlines in greater detail the materials and information presented to the Board by the Advisors in connection with the Board’s consideration and approval of the Advisory Agreements, and the conclusions made by the Board at the Meeting when determining to approve the Advisory Agreements.

Nature, Extent, and Quality of Services. In examining the nature, extent and quality of the investment advisory services provided by the Advisors, the Trustees considered the qualifications, experience and capability of the Advisors’ management and other personnel and the extent of care and conscientiousness with which the Advisors perform their duties. The Board reviewed information describing each Advisor’s reputation within the industry, business operations, financial condition, personnel, brokerage and other trading practices, historical performance, and relevant compliance policies and procedures. The Board also considered, among other matters, the process by which the Advisor performs oversight of each Fund, including ongoing due diligence regarding product structure, resources, personnel, technology, performance, compliance and oversight of the Sub-Advisor. In particular, the Board noted the Advisor’s and Sub-Advisor’s responsibilities under each Advisory Agreement, as applicable, and recognized the significant time and effort spent by the Advisor in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”),

ETFS Trust

Board Approval of Investment Advisory Agreement (Unaudited)

arranging service providers, exploring various sales channels, and assessing the appeal for each Fund’s investment strategy. The Board also recognized the Advisor’s continued commitment to each Fund. The Board also considered the investment management process used by the Sub-Advisor in managing each Fund’s assets, including the experience and capability of the Sub-Advisor’s management and other personnel responsible for the portfolio management of each Fund and compliance with each Fund’s investment policies and restrictions.

The Board also considered assurances received from the Advisor and Aberdeen that the manner in which each Fund’s assets are managed will not change as a result of the Transaction, that the same people who currently manage the Funds’ assets are expected to continue to do so after the closing of the Transaction, and that the Advisor and Aberdeen will seek to ensure that there is no diminution in the nature, quality and extent of the services provided to the Funds by the Advisor and the Sub-Advisor. Based on the totality of the information considered, the Board concluded that each Fund has already, and was likely to continue to benefit from the nature, extent and quality of the Advisor’s and the Sub-Advisor’s services, and that the Advisor and the Sub-Advisor have the ability to provide these services based on their respective experience, operations and current resources.

Investment Performance of each Fund. The Board reviewed reports comparing each Fund’s investment performance over time to the performance of the Fund’s benchmark index as well as other funds in its peer group. Representatives from the Advisor provided information regarding, and led discussions of factors impacting, the performance of each Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Board determined that each Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Board was satisfied by the reasons for the underperformance and/or the steps taken by the Advisor and Sub-Advisor in an effort to improve the Fund’s performance. The Trustees also considered that each Fund’s investment objective will not change as a result of the Transaction, and the investment advisory personnel for the Funds and the Sub-Advisor are not expected to change. Based on the totality of the information considered, the Board concluded that it was satisfied with the investment results that the Advisors had been able to achieve for the Funds.

Fees and Expenses. The Board considered each Fund’s advisory fees payable under the Advisory Agreements in relation to the estimated costs of the advisory and related services provided by the Advisor. The Board noted that each Fund’s fee structure is a “unitary fee” structure under which each Fund pays a single advisory fee out of which all of the Fund’s expenses, except for certain excluded expenses, are paid. The Board reviewed each Fund’s advisory fee and total expense ratio and compared them to the advisory fees and expense ratios of its peer funds. The Board noted that the total expense ratio of both ETFS Bloomberg All Commodity Strategy K-1 Free ETF and ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF was significantly lower than the total expense ratio of all but one of their eleven peer funds, five of which have over $1 billion in assets. Likewise, the Board noted that ETFS Bloomberg Energy Longer Dated Strategy K-1 Free ETF’s total expense ratio is significantly lower than the total expense ratio of all ten of its peer funds, half of which have over $500 million in assets. The Board also considered the Advisor’s representation that it would continue to monitor the Funds’ expense ratios as compared to those of their peer groups and seek to ensure that the Funds remain competitive. Based on the totality of the information considered, the Board concluded, with respect to each Fund, that the advisory fees appeared reasonable in light of the services rendered.

Costs and Profitability. The Board then considered the profits realized by the Advisors in connection with providing services to the Funds. The Board reviewed profit and loss information provided by the Advisors with respect to each of the Funds. In particular, the Board noted the Advisor’s representation of its long-term commitment to the success of the Funds and the unitary fee structure under which the Advisor bears the risk that the Funds’ expenses may increase. The Board further considered the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Advisor pays in accordance with the Advisory Agreements. The Board also considered how each of the Advisor’s and Sub-Advisor’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Board also noted that it was too early to predict how the Transaction may affect future profitability of the Advisors, but considered that the current contractual advisory fee rates would remain unchanged under the Advisory Agreements. Based on the totality of the information considered, the Board concluded that the Advisor’s and Sub-Advisor’s profitability with respect to the Funds appeared reasonable in light of the services the Advisors rendered to the Funds.

ETFS Trust

Board Approval of Investment Advisory Agreement (Unaudited)

Economies of Scale. The Board next considered the absence of breakpoints in the advisory fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in each Fund’s asset levels. The Board noted that it was too early to predict how the Transaction may affect Fund asset levels or predict when economies of scale might be realized for the Advisor and the Funds, each of which launched in 2017. Thus, based on the totality of the information considered, the Board determined that it would monitor potential economies of scale, as well as the appropriateness of introducing breakpoints, as assets managed by each Fund grow larger.

Indirect Benefits. The Board then considered the extent to which the Advisors derive any ancillary or indirect benefits that could accrue to the Advisors from the Funds’ operations as a result of the Advisors’ relationships with each Fund. The Board discussed the potential benefits to the Advisors resulting from their ability to use the Funds’ assets to engage in soft dollar transactions. The Board also considered whether any of the Advisors’ affiliates might benefit from the Funds’ operations. The Board also reviewed the degree to which the Advisors or their affiliates may receive compensation from the Funds based upon a Fund’s investment in other funds affiliated with the Advisors. Based on the totality of the information considered, the Board concluded that any benefits accruing to the Advisors by virtue of their relationships with the Funds appeared to be reasonable.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including the Independent Trustees, with the assistance of Fund counsel, unanimously concluded that the terms of the Advisory Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Advisory Agreements and recommend the approval of the New Advisory Agreement to the Funds’ Shareholders.

ETFS Trust

Additional Information (Unaudited)

Proxy Voting Information

A description of the Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.etfsus.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling 844-ETFS-BUY (844-383-7289).

When available, information regarding how a Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling 844-ETFS-BUY (844-383-7289) or visit www.etfsus.com or the SEC’s website at www.sec.gov.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.etfsecurities.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (December 31) and its second fiscal quarter (June 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (March 31 and September 30, respectively) of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Premium/Discount and NAV Information

Information regarding each Fund’s NAV and how often shares of the Funds traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year and most recent calendar quarter are available on the website at www.etfsus.com.

ETFS Trust

c/o ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Must be accompanied or preceded by a Prospectus.

Distributor: ALPS Distributors, Inc.

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	Change in the registrant’s independent public accountant – Not applicable for this reporting period.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETFS Trust

By:	/s/ Bev Hendry
Bev Hendry
President
August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry
President
August 28, 2018

By:	/s/ Andrea Melia
Andrea Melia
Treasurer and Principal Financial Officer
August 28, 2018